Secured Term Loan Facilities and Revolving Credit Facilities - August 2021 Amendment and Restatement Agreement (Details) - Line of Credit - USD ($) $ in Thousands	Aug. 02, 2021	Jun. 30, 2026	Dec. 31, 2025
Debt Instrument [Line Items]
Outstanding amount			$ 767,885
Senior Term Loan Facility
Debt Instrument [Line Items]
Debt instrument term	6 years
Line of credit facility, maximum borrowing capacity	$ 67,000
Outstanding amount			$ 29,100
Periodic payment	$ 2,900
Interest rate (as a percent)	3.78%
Senior Term Loan Facility | Forecast
Debt Instrument [Line Items]
Final payment amount		$ 26,200